Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2021 and 2020:

	As at December 31, 2021	At December 31, 2020
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$891.3	$1,027.9
Third party	3,099.7	2,762.2
Letters of credit / guarantees(1)	539.8	516.8
Total restricted assets (excluding illiquid assets)	4,530.8	4,306.9
Other investments — real estate funds (illiquid assets)	151.3	109.4
Total restricted assets and illiquid assets	$4,682.1	$4,416.3

Total as percent of cash and invested assets (2)	59.7%	58.6%

(1)As at December 31, 2021, the Company had pledged funds of $539.8 million (December 31, 2020 — $516.8 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.